FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap transactions
As of December 31, 2024 and 2023, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for SOFR as summarized below:

Instrument	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	2024	518,542	2025/2029	1.93% to 2.37%
Receiving floating, pay fixed	2023	709,375	2024/2029	1.69% to 2.37%

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying values and estimated fair values of our financial instruments at December 31, 2024 and 2023 are as follows:

		2024	2024	2023	2023
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1) (2)	Level 1	566,384	566,384	679,225	679,225
Restricted cash and short-term deposits (1) (3)	Level 1	150,198	150,198	92,245	92,245
Trade accounts receivable (3)	Level 1	29,667	29,667	38,915	38,915
Interest receivable from money-market deposits and bank accounts (3)	Level 1	2,053	2,053	3,929	3,929
Receivable from TTF linked commodity swap derivatives (3)	Level 1	—	—	7,581	7,581
Receivable from IRS derivatives (3)	Level 1	1,745	1,745	2,461	2,461
Trade accounts payable (3) (4)	Level 1	(198,906)	(198,906)	(7,454)	(7,454)
Current portion of long-term debt and short-term debt (3) (5) (6)	Level 2	(337,299)	(337,299)	(343,781)	(343,781)
Long-term debt (5) (6)	Level 2	(948,000)	(948,000)	(696,933)	(696,933)
Current portion of long-term debt - 2021 Unsecured Bonds (5) (7)	Level 1	(189,642)	(191,147)	—	—
Long-term debt - 2021 Unsecured Bonds (5) (7)	Level 1	—	—	(199,869)	(197,906)
Derivatives:
Oil and gas derivative instruments (8)	Level 2	105,828	105,828	159,611	159,611
Asset on IRS derivatives (9)	Level 2	33,417	33,417	39,387	39,387
Asset on TTF linked commodity swap derivatives (9)	Level 2	—	—	48,079	48,079
(1) These instruments carrying value is highly liquid and is a reasonable estimate of fair value.

(2) Included within cash and cash equivalents of $566.4 million and $679.2 million are $301.8 million and $481.7 million cash held in short-term money-market deposits as of December 31, 2024 and 2023, respectively. During year December 31, 2024 and 2023, we earned interest income on short-term money-market deposits and on balances held in account of $35.3 million and $44.1 million, respectively.

(3) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(4) As of December 31, 2024, trade payables primarily comprised of amounts payable related to the Gimi and MKII FLNG conversion of $80.9 million and $100.2 million, respectively (2023: $1.1 million and $1.1 million, respectively). The increase in trade payables as of December 31, 2024 compared to 2023 relates to the timing of the receipt of invoice relating to Gimi and MKII FLNG conversion projects.

(5) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table are gross of the deferred charges amounting to $22.7 million and $23.9 million at December 31, 2024 and 2023, respectively.

(6) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly basis.
(7) The estimated fair values of our 2021 Unsecured Bonds are based on their quoted market prices as of the balance sheet date.

(8) The fair value of the oil and gas derivative instruments are presented on a gross basis (none of which have been designated as hedges) is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.

(9) The fair value of certain derivative instruments are presented on a gross basis (none of which have been designated as hedges) is the estimated amount that we would receive or pay to terminate the agreements at the balance sheet date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.

(10) The following methods and assumptions were used to estimate the fair value of our other classes of financial instruments:

•the carrying values of loan receivables and working capital facilities approximate fair values because of the near-term maturity of these instruments (notes 16, 23 and 28). These instruments are classified within Level 1 of the fair value hierarchy.